Federated Hermes Quality Bond Fund II
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.8%
		Basic Industry - Chemicals—0.6%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$641,834
500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	571,792
		TOTAL	1,213,626
		Basic Industry - Metals & Mining—1.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	348,185
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	401,796
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	238,176
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	348,544
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	151,076
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,050,258
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	329,600
		TOTAL	2,867,635
		Capital Goods - Aerospace & Defense—3.6%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	645,162
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	305,705
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	216,022
450,000	[1]	Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	457,078
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	621,360
584,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	595,846
519,000	[1]	Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	551,217
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	295,269
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	442,872
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	157,149
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	586,980
335,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2025	362,055
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	911,105
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	402,236
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	315,931
		TOTAL	6,865,987
		Capital Goods - Building Materials—1.1%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	178,692
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	848,359
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	350,339
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	207,045
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	290,368
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	327,553
		TOTAL	2,202,356
		Capital Goods - Construction Machinery—2.1%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	495,124
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	597,764
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	253,518
195,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	199,385
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	509,606
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	664,445
750,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	748,119

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—continued
$ 510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$515,305
		TOTAL	3,983,266
		Capital Goods - Diversified Manufacturing—3.2%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	773,784
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	208,440
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	400,755
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	557,557
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	581,209
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	1,045,570
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	421,541
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	264,930
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	972,529
235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	249,495
400,000		Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	402,808
250,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	250,521
		TOTAL	6,129,139
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	541,353
		Communications - Cable & Satellite—2.2%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	1,125,100
550,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	551,695
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	944,543
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	327,587
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	832,350
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	444,466
		TOTAL	4,225,741
		Communications - Media & Entertainment—1.1%
300,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	326,160
132,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.950%, 3/20/2023	136,590
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	506,632
750,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	805,186
310,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	370,595
		TOTAL	2,145,163
		Communications - Telecom Wireless—2.1%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	497,925
600,000		American Tower Corp., Sr. Unsecd. Note, 3.500%, 1/31/2023	624,722
300,000		Crown Castle International Corp., 3.150%, 7/15/2023	313,297
500,000		Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	489,670
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	176,047
250,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	266,618
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	224,082
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	496,076
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	497,112
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	437,178
		TOTAL	4,022,727
		Communications - Telecom Wirelines—2.5%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	310,729
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	863,601
250,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	256,902
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	485,357
250,000	[1]	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	361,189

Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	$296,904
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	760,964
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	111,425
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	187,252
1,100,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	1,184,859
		TOTAL	4,819,182
		Consumer Cyclical - Automotive—4.7%
1,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	1,064,806
250,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	266,563
920,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	1,001,108
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	293,025
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	493,877
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	504,689
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	330,575
350,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	348,878
580,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	570,954
355,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	362,902
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	678,950
1,025,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	1,040,719
200,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	199,459
500,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	533,940
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	653,388
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	497,960
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	321,829
		TOTAL	9,163,622
		Consumer Cyclical - Retailers—3.6%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,092,154
470,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	489,276
665,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	776,179
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	277,051
250,000		CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	246,260
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,472,682
200,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	222,213
250,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	262,126
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	547,461
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	523,116
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	306,954
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	137,663
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	557,240
		TOTAL	6,910,375
		Consumer Cyclical - Services—2.2%
200,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	192,362
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	535,996
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	187,018
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	475,690
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	837,589
500,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	505,685
325,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	344,971
135,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	143,836
500,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	513,224

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$ 530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	$574,989
		TOTAL	4,311,360
		Consumer Non-Cyclical - Food/Beverage—4.9%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	883,724
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,047,896
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	865,979
200,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	200,125
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	412,091
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	537,388
161,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	162,687
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	907,818
176,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	186,050
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	500,264
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	439,482
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	983,243
300,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	291,959
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	513,943
240,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	241,377
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,648
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	487,733
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	756,572
		TOTAL	9,483,979
		Consumer Non-Cyclical - Health Care—1.9%
440,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	464,198
205,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	209,477
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	369,943
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	277,018
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	219,456
160,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	170,599
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	245,306
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	489,519
255,000		PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	253,297
330,000		PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	334,822
450,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	485,464
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	55,030
		TOTAL	3,574,129
		Consumer Non-Cyclical - Pharmaceuticals—3.3%
210,000		Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	223,304
453,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	508,433
455,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	490,561
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	324,671
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	83,791
235,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	230,176
600,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	653,773
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,064,312
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	221,180
235,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	233,913
600,000		Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	662,379
152,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	204,555
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	241,235
670,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	637,977

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 240,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	$238,588
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	287,625
		TOTAL	6,306,473
		Consumer Non-Cyclical - Supermarkets—0.5%
610,000		Kroger Co., Bond, 6.900%, 4/15/2038	891,706
		Consumer Non-Cyclical - Tobacco—1.2%
800,000		Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	898,855
200,000		Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	213,333
290,000		BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	315,086
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	330,865
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	475,357
		TOTAL	2,233,496
		Energy - Independent—2.5%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	256,106
420,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	432,205
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	547,410
215,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	243,196
250,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	269,666
700,000		Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	777,991
300,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	337,200
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	101,915
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	1,026,685
325,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	320,984
550,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	535,237
		TOTAL	4,848,595
		Energy - Integrated—2.4%
500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	549,953
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	535,877
300,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	294,615
500,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	556,087
500,000		Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	506,748
530,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	738,923
585,000		Husky Energy, Inc., 4.000%, 4/15/2024	625,916
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	269,289
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	182,357
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	350,433
		TOTAL	4,610,198
		Energy - Midstream—3.0%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	278,809
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	573,221
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	214,774
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	324,349
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	609,539
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	499,357
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	291,976
350,000		MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	363,525
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	441,315
500,000		MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	515,903
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	382,695
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	666,258

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 540,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	$549,495
		TOTAL	5,711,216
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	330,756
		Energy - Refining—0.8%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	670,055
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	184,050
215,000		Valero Energy Corp., 7.500%, 4/15/2032	298,910
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	453,052
		TOTAL	1,606,067
		Financial Institution - Banking—21.0%
500,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	533,903
935,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,005,587
500,000		Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	502,389
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,021,219
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,374,586
200,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	203,832
250,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	250,420
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	783,634
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	540,196
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	567,327
810,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	844,206
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	304,367
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	589,872
350,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.200%, 1/30/2023	362,439
500,000		Citigroup, Inc., 4.125%, 7/25/2028	558,544
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	815,923
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	254,940
1,730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,884,311
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	549,494
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	560,717
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	91,512
660,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	681,984
300,000		Comerica, Inc., 3.800%, 7/22/2026	330,267
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	545,994
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	145,600
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	533,583
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	260,759
685,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	695,360
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	723,766
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,351,394
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	565,422
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	553,981
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	1,073,709
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	248,307
1,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	985,227
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	507,306
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	551,287
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	576,252
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,046,110
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	543,841

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	$747,953
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	982,769
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	1,102,972
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	491,706
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	170,230
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	1,056,155
408,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	433,076
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	253,055
500,000		PNC Bank N.A., Sub. Note, Series BKNT, 2.950%, 1/30/2023	516,069
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	343,092
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	758,449
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	251,124
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	495,132
500,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	517,080
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	217,848
300,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	320,509
500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	523,952
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	238,500
750,000		US Bancorp, Sub., Series MTN, 3.600%, 9/11/2024	812,847
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	774,388
2,120,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	2,273,465
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	260,449
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,022,332
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	547,780
		TOTAL	40,630,499
		Financial Institution - Broker/Asset Mgr/Exchange—1.5%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	541,157
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	388,914
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	241,749
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	278,104
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	278,335
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	707,367
390,000		Stifel Financial Corp., 4.250%, 7/18/2024	424,750
		TOTAL	2,860,376
		Financial Institution - Finance Companies—2.3%
190,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	188,151
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	526,401
550,000	[1]	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	613,724
700,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	697,922
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	589,564
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	519,182
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	278,652
950,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	1,101,328
		TOTAL	4,514,924
		Financial Institution - Insurance - Health—1.0%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	649,031
163,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	172,340
650,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	751,736
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	446,341
		TOTAL	2,019,448

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—0.9%
$ 350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	$383,515
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	863,869
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	273,003
290,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	289,593
		TOTAL	1,809,980
		Financial Institution - Insurance - P&C—0.8%
250,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	258,536
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	321,106
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	274,899
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	106,141
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	524,585
		TOTAL	1,485,267
		Financial Institution - REIT - Apartment—1.0%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	434,324
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	121,442
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	536,484
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	304,052
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	531,558
		TOTAL	1,927,860
		Financial Institution - REIT - Healthcare—1.2%
445,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	426,994
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	803,835
155,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	163,838
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	386,931
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	529,027
		TOTAL	2,310,625
		Financial Institution - REIT - Office—0.5%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	302,569
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	509,835
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	85,053
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	118,096
		TOTAL	1,015,553
		Financial Institution - REIT - Other—0.6%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	372,812
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	271,754
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	488,401
		TOTAL	1,132,967
		Financial Institution - REIT - Retail—0.5%
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	250,214
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	427,238
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	257,318
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	102,747
		TOTAL	1,037,517
		Sovereign—0.3%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	653,396
		Technology—7.0%
500,000		Apple, Inc., Sr. Unsecd. Note, 0.550%, 8/20/2025	492,656
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	317,395
650,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	671,256
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	159,164
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	370,560

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	$307,864
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	741,494
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	139,859
750,000		Dell International LLC / EMC Corp., 5.300%, 10/1/2029	907,493
150,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	174,598
350,000		Dell International LLC / EMC Corp., 6.200%, 7/15/2030	448,184
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	503,875
80,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	84,389
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	255,991
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	242,277
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	569,519
175,000	[1]	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	189,182
500,000		Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	547,480
460,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	508,693
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	105,636
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	356,043
105,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	108,206
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	271,458
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	797,269
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	199,774
500,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	507,314
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	801,065
310,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	318,780
85,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	86,179
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	296,080
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	682,034
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	201,938
265,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	263,929
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	493,757
500,000		Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	497,785
		TOTAL	13,619,176
		Technology Services—0.4%
255,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	251,370
320,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	316,909
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	92,931
145,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	147,551
		TOTAL	808,761
		Transportation - Airlines—0.3%
275,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	292,826
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	242,834
		TOTAL	535,660
		Transportation - Railroads—0.7%
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	880,934
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	519,198
		TOTAL	1,400,132
		Transportation - Services—1.9%
485,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	481,896
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	313,564
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	212,601
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	251,486
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	251,205

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	$319,691
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	279,587
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	282,313
600,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	640,921
590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	646,275
		TOTAL	3,679,539
		Utility - Electric—3.4%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	336,801
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	124,701
380,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	388,849
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	537,259
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	142,995
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	592,114
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	393,440
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	534,505
190,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	189,465
330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	328,279
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	436,572
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	266,719
240,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	257,648
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	147,221
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	329,325
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	548,266
245,000		Puget Energy, Inc., Sec. Fac. Bond, 144A, 2.379%, 6/15/2028	245,263
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	269,167
378,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	408,810
		TOTAL	6,477,399
		Utility - Natural Gas—0.8%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	283,863
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	621,342
395,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	455,239
250,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	257,437
		TOTAL	1,617,881
		Utility - Natural Gas Distributor—0.2%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	466,178
		TOTAL CORPORATE BONDS (IDENTIFIED COST $179,262,300)	189,001,285
		U.S. TREASURY—0.5%
		U.S. Treasury Notes—0.5%
1,000,000		United States Treasury Note, 1.625%, 5/15/2031 (IDENTIFIED COST $999,095)	1,011,843
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
414		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	486
		Government National Mortgage Association—0.0%
516		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	541
1,381		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,538
1,888		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,114
2,602		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,903
4,334		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	4,834
3,036		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,436

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 548	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	$621
2,213	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,534
7,921	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	9,053
5,288	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,069
11,722	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	13,486
848	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	982
	TOTAL	48,111
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,737)	48,597
	REPURCHASE AGREEMENTS—2.2%
2,094,000	Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,983 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790.	2,094,000
2,145,237	Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,983 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790. (purchased with proceeds from securities lending collateral)	2,145,237
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,239,237)	4,239,237
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $184,543,369)	194,300,962
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(979,446)
	TOTAL NET ASSETS—100%	$193,321,516
At September 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[4]United States Treasury Long Bond Short Futures	32	$5,095,000	December 2021	$109,985
[4]United States Treasury Notes 10-Year Short Futures	25	$3,290,234	December 2021	$41,543
[4]United States Treasury Notes 10-Year Ultra Short Futures	5	$726,250	December 2021	$14,285
[4]United States Treasury Ultra Bond Short Futures	3	$573,188	December 2021	$20,927
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$186,740
The average notional value of long and short futures contracts held by the Fund throughout the period was $886,266 and $8,269,534, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,089,826	$2,145,237

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$189,001,285	$—	$189,001,285
U.S. Treasury	—	1,011,843	—	1,011,843
Mortgage-Backed Securities	—	48,597	—	48,597
Repurchase Agreements	—	4,239,237	—	4,239,237
TOTAL SECURITIES	$—	$194,300,962	$—	$194,300,962
Other Financial Instruments:[1]
Assets	$186,740	$—	$—	$186,740
TOTAL OTHER FINANCIAL INSTRUMENTS	$186,740	$—	$—	$186,740

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust